INVENTORIES	12 Months Ended
Dec. 31, 2017
Inventories [Abstract]
INVENTORIES
INVENTORIES

	December 31, 2017	December 31, 2016
Supplies	$57,195	$56,612
Stockpile	23,029	16,940
Work in process	21,129	27,649
Finished goods	27,028	25,417
	$128,381	$126,618

The cost of inventories recognized as an expense for the year ended December 31, 2017 was $501,682 (year ended December 31, 2016: $457,465) and is included in total operating costs. No NRV adjustments or write-downs were taken in 2017.